Accounts Payable and Accrued Liabilities (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Pathfinder Digital Assets LLC [Member]
Accounts Payable And Accrued Liabilities [Line Items]
Schedule of Accounts Payable and Accrued Liabilities
The Company’s accounts payable and accrued liabilities at December 31, 2025 consist of the following:

Description	December 31, 2025
Offering costs	$477,531
Accounts payable	172,633
Professional fees	91,049
Custody fee	9,374

Total	$750,587

The Company’s accounts payable and accrued liabilities at June 30, 2026 and December 31, 2025 consist of the following:

Description	June 30, 2026	December 31, 2025
Offering costs	$500,000	$477,531
Accounts payable	74,604	172,633
Professional fees	33,879	91,049
Custody fee	—	9,374

Total	$608,483	$750,587